Interest expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Central banks deposits	€ 2,178	€ 706	€ 338
Credit institution deposits	7,172	2,784	1,140
Customer deposits	33,238	16,994	5,452
Debt securities issued and subordinated liabilities	12,751	8,464	4,838
Marketable debt securities	11,702	7,472	4,190
Subordinated liabilities (note 23)	1,049	992	648
Provisions for pensions (note 25)	94	100	91
Lease Liabilities	130	116	125
Other interest expense	6,428	3,647	1,109
Interest expense	€ 61,991	€ 32,811	€ 13,093